Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Abstract]
Acquisition cost	$ 2,334,168	$ 2,281,654	$ 3,258,234
Accumulated depreciation	(617,217)	(480,179)	(347,881)
Total property, plant and equipment, net	$ 1,716,951	$ 1,801,475	$ 2,910,353